First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interest	12 Months Ended
Dec. 31, 2014
Stockholders' Equity Note [Abstract]
First Data Corporation Stockholder's Equity and Redeemable Noncontrolling Interest
First Data Corporation Stockholder’s Equity and Redeemable Noncontrolling Interest

Dividends

The Company’s senior secured revolving credit facility, senior secured term loan facility, and the indentures governing the senior secured notes, senior unsecured notes, and senior subordinated notes limit the Company's ability to pay dividends. The restrictions are subject to numerous qualifications and exceptions, including an exception that allows the Company to pay a dividend to repurchase, under certain circumstances, the equity of Parent held by employees, officers and directors that were obtained in connection with the stock compensation plan. The Company paid cash dividends to its parent, FDH, totaling $686 million during 2014, $28 million during 2013, and $7 million during 2012.

Other Comprehensive Income

The income tax effects allocated to and the cumulative balance of each component of OCI are as follows:

(in millions)	Beginning Balance	Pretax Gain (Loss) Amount	Tax (Benefit) Expense	Net-of- Tax Amount	Ending Balance
As of December 31, 2014
Unrealized gains (losses) on securities	$2	$(7)	$—	$(7)	$(5)
Foreign currency translation adjustment (a)	(504)	(298)	(1)	(297)	(801)
Pension liability adjustments	(87)	(35)	1	(36)	(123)
	$(589)	$(340)	$—	$(340)	$(929)

As of December 31, 2013
Unrealized gains on securities	$1	$2	$1	$1	$2
Foreign currency translation adjustment (a)	(426)	(103)	(25)	(78)	(504)
Pension liability adjustments	(127)	64	24	40	(87)
	$(552)	$(37)	$—	$(37)	$(589)

As of December 31, 2012
Unrealized gains on securities	$1	$—	$—	$—	$1
Unrealized gains (losses) on hedging activities	(72)	115	43	72	—
Foreign currency translation adjustment (a)	(439)	29	16	13	(426)
Pension liability adjustments	(88)	(62)	(23)	(39)	(127)
	$(598)	$82	$36	$46	$(552)

(a)
Net-of-tax Foreign currency translation adjustment for the years ended December 31, 2014, 2013, and 2012 is different than the amount presented on the consolidated statements of comprehensive income (loss) by $(11) million, $1 million, and $3 million, respectively, due to the foreign currency translation adjustment related to noncontrolling interests not included above.

Redeemable Noncontrolling Interest

The following table presents a summary of the redeemable noncontrolling interest activity in 2014 and 2013:

(in millions)	Redeemable Noncontrolling Interest
Balance as of January 1, 2013	$68
Distributions	(35)
Share of income	34
Adjustment to redemption value of redeemable noncontrolling interest	2
Balance as of December 31, 2013	69
Distributions	(35)
Share of income	34
Adjustment to redemption value of redeemable noncontrolling interest	2
Balance as of December 31, 2014	$70